Quarterly Holdings Report
for
Fidelity® Small-Mid Cap Opportunities ETF
April 30, 2021
SOE-QTLY-0621
1.9900257.100

Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 98.2%
	Shares	Value
COMMUNICATION SERVICES – 1.2%
Media – 1.2%
Nexstar Media Group, Inc. Class A	1,016	$ 149,768
Omnicom Group, Inc.	926	76,173
TechTarget, Inc. (a)	544	41,725
TOTAL COMMUNICATION SERVICES		267,666
CONSUMER DISCRETIONARY – 15.9%
Auto Components – 0.2%
Patrick Industries, Inc.	515	46,144
Distributors – 0.5%
LKQ Corp. (a)	2,130	99,492
Hotels, Restaurants & Leisure – 4.7%
Boyd Gaming Corp. (a)	1,266	83,746
Brinker International, Inc.	1,039	69,748
Caesars Entertainment, Inc. (a)	2,343	229,239
Churchill Downs, Inc.	864	182,736
Expedia Group, Inc.	1,149	202,488
Hilton Grand Vacations, Inc. (a)	2,031	90,502
International Game Technology PLC	36	620
Wyndham Hotels & Resorts, Inc.	2,146	156,894
		1,015,973
Household Durables – 3.9%
GoPro, Inc. Class A (a)	2,861	32,129
Helen of Troy Ltd. (a)	602	127,148
M.D.C. Holdings, Inc.	1,225	71,859
Mohawk Industries, Inc. (a)	1,456	299,208
Taylor Morrison Home Corp. (a)	2,952	92,132
Tempur Sealy International, Inc.	1,939	73,954
Whirlpool Corp.	636	150,382
		846,812
Internet & Direct Marketing Retail – 0.0%
Farfetch Ltd. Class A (a)	79	3,870
Specialty Retail – 3.7%
Academy Sports & Outdoors, Inc. (a)	673	20,735
American Eagle Outfitters, Inc.	183	6,326
AutoZone, Inc. (a)	114	166,910
Bed Bath & Beyond, Inc.	2	51
Best Buy Co., Inc.	888	103,248
Lithia Motors, Inc. Class A	474	182,196
Rent-A-Center, Inc.	1,082	62,269
Williams-Sonoma, Inc.	1,498	255,783
		797,518
Textiles, Apparel & Luxury Goods – 2.9%
Crocs, Inc. (a)	1,531	153,284
Deckers Outdoor Corp. (a)	523	176,878
Tapestry, Inc.	6,382	305,379
		635,541
TOTAL CONSUMER DISCRETIONARY		3,445,350

	Shares	Value
CONSUMER STAPLES – 4.7%
Food & Staples Retailing – 2.4%
BJ's Wholesale Club Holdings, Inc. (a)	3,246	$ 144,999
Performance Food Group Co. (a)	2,939	172,519
US Foods Holding Corp. (a)	5,158	213,851
		531,369
Food Products – 2.3%
Darling Ingredients, Inc. (a)	3,663	254,395
Nomad Foods Ltd. (a)	4,686	136,644
Sanderson Farms, Inc.	462	76,013
Seaboard Corp.	9	32,202
		499,254
TOTAL CONSUMER STAPLES		1,030,623
ENERGY – 2.3%
Oil, Gas & Consumable Fuels – 2.3%
Brigham Minerals, Inc. Class A	662	11,347
Cheniere Energy, Inc. (a)	1,983	153,722
Hess Corp.	2,096	156,173
Marathon Petroleum Corp.	1,149	63,942
Murphy Oil Corp.	3,325	56,292
Renewable Energy Group, Inc. (a)	945	52,466
TOTAL ENERGY		493,942
FINANCIALS – 17.1%
Banks – 8.4%
BOK Financial Corp.	697	61,294
Comerica, Inc.	3,274	246,074
Cullen/Frost Bankers, Inc.	1,318	158,239
First Citizens BancShares, Inc. Class A	150	130,119
First Hawaiian, Inc.	3,058	83,973
Huntington Bancshares, Inc.	10,478	160,523
M&T Bank Corp.	411	64,811
Signature Bank	1,180	296,782
Sterling Bancorp	4,375	109,944
Synovus Financial Corp.	3,224	151,077
Trico Bancshares	577	26,703
Western Alliance Bancorp	2,247	236,092
Wintrust Financial Corp.	1,174	90,515
		1,816,146
Capital Markets – 0.4%
Brightsphere Investment Group, Inc.	2	45
LPL Financial Holdings, Inc.	534	83,678
		83,723
Consumer Finance – 2.3%
Discover Financial Services	1,945	221,730
Encore Capital Group, Inc. (a)	733	28,836
Santander Consumer USA Holdings, Inc.	1,803	61,194
Synchrony Financial	4,357	190,575
		502,335
Diversified Financial Services – 0.1%
Cannae Holdings, Inc. (a)	781	31,005

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Insurance – 5.9%
Arch Capital Group Ltd. (a)	3,172	$ 125,960
Assurant, Inc.	1,112	173,027
Enstar Group Ltd. (a)	281	70,582
First American Financial Corp.	2,529	163,121
Lincoln National Corp.	2,639	169,239
Old Republic International Corp.	6,647	163,649
Primerica, Inc.	899	143,633
Reinsurance Group of America, Inc.	800	104,424
RenaissanceRe Holdings Ltd.	936	158,006
		1,271,641
TOTAL FINANCIALS		3,704,850
HEALTH CARE – 11.8%
Biotechnology – 1.9%
4D Molecular Therapeutics, Inc. (a)	224	8,669
Agios Pharmaceuticals, Inc. (a)	172	9,598
Alexion Pharmaceuticals, Inc. (a)	72	12,145
Allovir, Inc. (a)	225	5,317
ALX Oncology Holdings, Inc. (a)	183	11,467
Annexon, Inc. (a)	325	6,477
Arcutis Biotherapeutics, Inc. (a)	125	4,187
Argenx SE (a)	187	53,615
Avid Bioservices, Inc. (a)	706	15,112
BioAtla, Inc. (a)	185	9,174
Black Diamond Therapeutics, Inc. (a)	366	9,750
Crinetics Pharmaceuticals, Inc. (a)	77	1,333
Emergent BioSolutions, Inc. (a)	318	19,392
FibroGen, Inc. (a)	1,895	42,296
Forma Therapeutics Holdings, Inc. (a)	178	4,797
Global Blood Therapeutics, Inc. (a)	3	122
Keros Therapeutics, Inc. (a)	136	7,997
Kura Oncology, Inc. (a)	432	11,634
Kymera Therapeutics, Inc. (a)	220	10,021
Mirati Therapeutics, Inc. (a)	39	6,483
Novavax, Inc. (a)	206	48,807
Prelude Therapeutics, Inc. (a)	255	10,567
Protagonist Therapeutics, Inc. (a)	396	11,460
Relay Therapeutics, Inc. (a)	167	5,295
REVOLUTION Medicines, Inc. (a)	82	2,722
Silverback Therapeutics, Inc. (a)	210	6,730
Stoke Therapeutics, Inc. (a)	126	4,070
TG Therapeutics, Inc. (a)	792	35,410
Turning Point Therapeutics, Inc. (a)	299	22,793
Vaxcyte, Inc. (a)	24	446
Veracyte, Inc. (a)	2	99
Vericel Corp. (a)	323	20,162
		418,147
Health Care Equipment & Supplies – 2.0%
Envista Holdings Corp. (a)	3,250	140,660
Haemonetics Corp. (a)	32	2,152

	Shares	Value

Hologic, Inc. (a)	1,727	$ 113,205
Integer Holdings Corp. (a)	733	68,814
Masimo Corp. (a)	488	113,543
		438,374
Health Care Providers & Services – 3.4%
Laboratory Corp. of America Holdings (a)	633	168,296
Molina Healthcare, Inc. (a)	1,053	268,620
Premier, Inc. Class A	1,357	47,970
Progyny, Inc. (a)	633	36,024
R1 RCM, Inc. (a)	2,357	64,299
Universal Health Services, Inc. Class B	937	139,060
		724,269
Health Care Technology – 0.6%
Inspire Medical Systems, Inc. (a)	574	135,935
Life Sciences Tools & Services – 2.6%
Berkeley Lights, Inc. (a)	88	4,322
Bio-Rad Laboratories, Inc. Class A (a)	178	112,163
Bruker Corp.	499	34,191
Charles River Laboratories International, Inc. (a)	850	282,583
IQVIA Holdings, Inc. (a)	49	11,500
Syneos Health, Inc. (a)	1,458	123,711
		568,470
Pharmaceuticals – 1.3%
Aclaris Therapeutics, Inc. (a)	555	13,237
Arvinas, Inc. (a)	401	27,645
Jazz Pharmaceuticals PLC (a)	1,215	199,746
Prestige Consumer Healthcare, Inc. (a)	215	9,365
Royalty Pharma PLC Class A	242	10,648
Viatris, Inc. (a)	552	7,342
		267,983
TOTAL HEALTH CARE		2,553,178
INDUSTRIALS – 19.1%
Aerospace & Defense – 0.3%
Curtiss-Wright Corp.	540	69,066
Building Products – 2.4%
Builders FirstSource, Inc. (a)	4,907	238,823
JELD-WEN Holding, Inc. (a)	1,555	45,359
Owens Corning	875	84,709
The AZEK Co., Inc. (a)	3,042	146,868
		515,759
Commercial Services & Supplies – 0.6%
Cimpress PLC (a)	421	40,104
Knoll, Inc.	29	693
The Brink's Co.	1,204	96,224
		137,021
Construction & Engineering – 2.3%
AECOM (a)	3,599	239,082
Dycom Industries, Inc. (a)	699	65,573

Quarterly Report	3

Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Construction & Engineering – continued
EMCOR Group, Inc.	1,253	$150,109
Granite Construction, Inc.	1,070	40,767
		495,531
Electrical Equipment – 3.5%
AMETEK, Inc.	1,098	148,153
Atkore, Inc. (a)	556	43,524
Generac Holdings, Inc. (a)	1,029	333,345
Regal-Beloit Corp.	936	135,186
Sensata Technologies Holding PLC (a)	1,833	105,837
		766,045
Machinery – 4.1%
Allison Transmission Holdings, Inc.	2,635	109,274
Crane Co.	1,128	106,100
Donaldson Co., Inc.	2,933	184,427
ITT, Inc.	2,001	188,714
Kornit Digital Ltd. (a)	1,793	175,284
SPX Corp. (a)	976	59,204
SPX FLOW, Inc.	936	62,328
		885,331
Marine – 0.4%
Kirby Corp. (a)	1,394	88,798
Professional Services – 3.5%
ASGN, Inc. (a)	1,161	122,114
CACI International, Inc. Class A (a)	200	50,972
Insperity, Inc.	823	72,045
KBR, Inc.	1,336	52,852
ManpowerGroup, Inc.	1,421	171,785
Nielsen Holdings PLC	8,349	214,152
TriNet Group, Inc. (a)	956	75,247
		759,167
Road & Rail – 1.7%
Knight-Swift Transportation Holdings, Inc.	2,891	136,224
TFI International, Inc.	2,514	220,352
		356,576
Trading Companies & Distributors – 0.3%
Beacon Roofing Supply, Inc. (a)	1,236	69,624
TOTAL INDUSTRIALS		4,142,918
INFORMATION TECHNOLOGY – 16.0%
Electronic Equipment, Instruments & Components – 3.2%
Arrow Electronics, Inc. (a)	1,822	207,836
Fabrinet (a)	781	66,869
Insight Enterprises, Inc. (a)	792	79,493
SYNNEX Corp.	966	117,079
TTM Technologies, Inc. (a)	2,384	35,760
Zebra Technologies Corp. Class A (a)	366	178,513
		685,550
IT Services – 3.1%
Concentrix Corp. (a)	933	144,969

	Shares	Value

EPAM Systems, Inc. (a)	360	$ 164,790
ExlService Holdings, Inc. (a)	776	71,687
Genpact Ltd.	2,560	121,677
The Western Union Co.	4,407	113,524
Unisys Corp. (a)	1,404	33,696
WNS Holdings Ltd. ADR (a)	478	34,622
		684,965
Semiconductors & Semiconductor Equipment – 2.4%
Advanced Energy Industries, Inc.	880	97,073
Cirrus Logic, Inc. (a)	464	34,526
CMC Materials, Inc.	636	116,662
Entegris, Inc.	1,335	150,294
ON Semiconductor Corp. (a)	176	6,864
Semtech Corp. (a)	1,475	99,917
SiTime Corp. (a)	104	9,625
		514,961
Software – 6.4%
ANSYS, Inc. (a)	367	134,197
CyberArk Software Ltd. (a)	1,027	144,293
Digital Turbine, Inc. (a)	1,924	145,127
Five9, Inc. (a)	48	9,023
j2 Global, Inc. (a)	1,003	121,363
Lightspeed POS, Inc. (a)	2,156	150,510
LivePerson, Inc. (a)	51	2,787
Manhattan Associates, Inc. (a)	18	2,470
Paycom Software, Inc. (a)	329	126,471
Ping Identity Holding Corp. (a)	24	583
Rapid7, Inc. (a)	1,198	97,338
RingCentral, Inc. Class A (a)	267	85,160
Sprout Social, Inc. Class A (a)	669	44,348
Telos Corp. (a)	4,111	136,403
Tenable Holdings, Inc. (a)	1,582	59,317
Workiva, Inc. (a)	947	89,018
Xperi Holding Corp.	2,407	49,464
		1,397,872
Technology Hardware, Storage & Peripherals – 0.9%
Seagate Technology PLC	2,035	188,929
TOTAL INFORMATION TECHNOLOGY		3,472,277
MATERIALS – 3.7%
Chemicals – 1.7%
FMC Corp.	1,065	125,926
Innospec, Inc.	552	53,770
Tronox Holdings PLC Class A	2,049	43,439
Valvoline, Inc.	4,381	137,563
		360,698
Construction Materials – 0.6%
Eagle Materials, Inc.	968	133,720
Containers & Packaging – 1.0%
O-I Glass, Inc. (a)	3,647	60,139
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
MATERIALS – continued
Containers & Packaging – continued
Westrock Co.	2,995	$ 166,971
		227,110
Metals & Mining – 0.4%
Commercial Metals Co.	2,653	77,521
TOTAL MATERIALS		799,049
REAL ESTATE – 4.0%
Equity Real Estate Investment Trusts (REITs) – 2.6%
CubeSmart	4,625	195,822
Douglas Emmett, Inc.	3,712	124,500
Lexington Realty Trust	6,282	76,892
RLJ Lodging Trust	3,754	60,590
Terreno Realty Corp.	1,510	97,425
		555,229
Real Estate Management & Development – 1.4%
Cushman & Wakefield PLC (a)	1,962	33,354
Jones Lang LaSalle, Inc. (a)	1,200	225,492
Realogy Holdings Corp. (a)	2,589	44,738
		303,584
TOTAL REAL ESTATE		858,813
UTILITIES – 2.4%
Electric Utilities – 0.8%
Alliant Energy Corp.	1,843	103,521
Edison International	1,202	71,459
		174,980

	Shares	Value

Gas Utilities – 0.3%
Brookfield Infrastructure Corp.	760	$ 54,743
Independent Power and Renewable Electricity Producers – 0.8%
The AES Corp.	6,100	169,702
Multi-Utilities – 0.5%
CenterPoint Energy, Inc.	4,850	118,777
TOTAL UTILITIES		518,202
TOTAL COMMON STOCKS (Cost $19,950,644)		21,286,868
Money Market Fund – 1.0%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $213,232)	213,232	213,232
TOTAL INVESTMENT IN SECURITIES – 99.2% (Cost $20,163,876)		21,500,100
NET OTHER ASSETS (LIABILITIES) (c) – 0.8%		172,591
NET ASSETS – 100.0%		$ 21,672,691

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $6,500 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Russell 2000 Index Contracts (United States)	1	June 2021	$113,075	$(30)	$(30)
The notional amount of futures purchased as a percentage of Net Assets is 0.5%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Quarterly Report	5

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
6	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	7

8	Quarterly Report